INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Disclosure Text Block [Abstract]
Interest Costs Capitalized					$ 0	$ 8,890
Amortization of Intangible Assets	79,906	54,152	214,110	164,906	226,503	121,342
Stock Issued During Period, Shares, Acquisitions (in Shares)			1,000,000
Stock Issued During Period, Value, Acquisitions			$ 150,000
Finite-Lived Intangible Asset, Useful Life			5 years		5 years